Annual Total Returns[BarChart] - Invesco Limited Term California Municipal Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.02%	7.29%	(2.66%)	7.35%	0.35%	2.28%	(1.08%)	7.26%	7.34%	3.77%